FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURES	Fair Value Disclosures

The fair value framework as disclosed in the Fair Value Topic includes a hierarchy which focuses on prioritizing the inputs used in valuation techniques.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1), a lower priority to observable inputs other than quoted prices in active markets for identical assets and liabilities (Level 2) and the lowest priority to unobservable inputs (Level 3).  When determining the fair value measurements for assets and liabilities, First Financial looks to active markets to price identical assets or liabilities whenever possible and classifies such items in Level 1.  When identical assets and liabilities are not traded in active markets, First Financial looks to observable market data for similar assets and liabilities and classifies such items as Level 2.  Certain assets and liabilities are not actively traded in observable markets and First Financial must use alternative techniques, based on unobservable inputs, to determine the fair value and classifies such items as Level 3. The level within the fair value hierarchy is based on the lowest level of input that is significant in the fair value measurement.

The estimated fair values of First Financial's financial instruments not measured at fair value on a recurring or nonrecurring basis in the consolidated financial statements were as follows:

	Carrying	Estimated fair value
(Dollars in thousands)	value	Total	Level 1	Level 2	Level 3
December 31, 2025
Financial assets
Cash and interest-bearing deposits with other banks	$775,891	$775,891	$775,891	$0	$0
Investment securities held-to-maturity	58,545	54,334	0	54,334	0
Other investments (1)	12,898	12,898	1,850	40	11,008
Loans and leases, net	13,237,583	13,061,341	0	0	13,061,341
Accrued interest receivable	71,940	71,940	0	17,833	54,107

Financial liabilities
Deposits	16,421,842	16,415,852	0	16,415,852	0
Short-term borrowings	675,332	675,332	675,332	0	0
Long-term debt	514,052	473,291	0	473,291	0
Accrued interest payable	38,304	38,304	2,918	35,386	0

	Carrying	Estimated Fair Value
(Dollars in thousands)	Value	Total	Level 1	Level 2	Level 3
December 31, 2024
Financial assets
Cash and interest-bearing deposits with other banks	$904,486	$904,486	$904,486	$0	$0
Investment securities held-to-maturity	76,960	68,989	0	68,989	0
Other investments (1)	11,570	11,570	1,530	40	10,000
Loans and leases, net	11,604,987	11,417,941	0	0	11,417,941
Accrued interest receivable	67,420	67,420	0	14,263	53,157

Financial liabilities
Deposits	14,329,138	14,322,815	0	14,322,815	0
Short-term borrowings	755,452	755,452	755,452	0	0
Long-term debt	347,509	346,613	0	346,613	0
Accrued interest payable	43,411	43,411	4,663	38,748	0
(1) FHLB stock and FRB stock of $116.7 million and $103.0 million as of December 31, 2025 and 2024, respectively, are excluded from the numbers above.

The following methods, assumptions and valuation techniques were used by First Financial to measure different financial assets and liabilities at fair value on a recurring or nonrecurring basis.

Investment securities. Investment securities classified as available-for-sale are recorded at fair value on a recurring basis.  Fair value measurement is based upon quoted market prices, when available (Level 1).  If quoted market prices are not available, fair values are measured utilizing independent valuation techniques of identical or similar investment securities.  First Financial compiles prices from various sources who may apply such techniques as matrix pricing to determine the value of identical or similar investment securities (Level 2).  Matrix pricing is a mathematical technique widely used in the banking industry to value investment securities without relying exclusively on quoted prices for the specific investment securities but rather relying on the investment securities’ relationship to other benchmark quoted investment securities.  Any investment securities not valued based upon the methods previously described are considered Level 3.

First Financial utilizes values provided by third-party pricing vendors to price the investment securities portfolio in accordance with the fair value hierarchy of the Fair Value Topic and reviews the pricing methodologies utilized by the pricing vendors to ensure that the fair value determination is consistent with the applicable accounting guidance.  First Financial’s pricing process includes a series of quality assurance activities where prices are compared to recent market conditions, historical prices and other independent pricing services.  Further, the Company periodically validates the fair value of a sample of securities in the portfolio by comparing the fair values to prices from other independent sources for the same or similar securities.  First Financial analyzes unusual or significant variances, conducts additional research with the pricing vendor, and if necessary, takes appropriate action based on its findings.  The results of the quality assurance process are incorporated into the selection of pricing providers by the portfolio manager.

Loans held for sale. The fair value of the Company’s residential mortgage loans held for sale is determined on a recurring basis based on quoted prices for similar loans in active markets, and therefore, is classified as Level 2 in the fair value hierarchy.

Derivatives. The fair values of derivative instruments, which includes interest rate derivatives, foreign exchange derivatives, floors, collars and commodities contracts, are based primarily on a net present value calculation of the cash flows related to the contracts at the reporting date, using primarily observable market inputs such as interest rate yield curves which represents the cost to terminate the swap if First Financial should choose to do so. Additionally, First Financial utilizes an internally-developed model to value the credit risk component of derivative assets and liabilities, which is recorded as an adjustment to the fair value of the derivative asset or liability on the reporting date. Derivative instruments are classified as Level 2 in the fair value hierarchy.

Collateral dependent loans. Collateral dependent loans are defined as loans for which the repayment is expected to be provided substantially through the operation or sale of the collateral when the borrowers are experiencing financial difficulty. Collateral dependent loans are carried at fair value when the value of the operation or collateral less any costs to sell is not sufficient to cover the remaining balance. In these instances, the loans will either be partially charged-off or receive specific allocations of the allowance for credit losses. For collateral dependent loans, fair value is generally based on real estate appraisals, a calculation of enterprise value or a valuation of business assets including equipment, inventory and accounts receivable. These loans had a principal amount of $38.1 million and $3.9 million at December 31, 2025 and December 31, 2024, respectively, with a valuation allowance of $16.1 million and $2.1 million at December 31, 2025 and December 31, 2024, respectively.

The value of real estate collateral is determined utilizing an income or market valuation approach based on an appraisal conducted by an independent, licensed third-party appraiser (Level 3). These appraisals may utilize a single valuation approach or a combination of approaches including the comparable sales approach and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Collateral is then adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and the client’s business, resulting in a Level 3 fair value classification. Collateral dependent loans are evaluated on a quarterly basis for additional write-downs and are adjusted accordingly.

Enterprise value is defined as imputed value for the entire underlying business. To determine an appropriate range of enterprise value, FFB relies on a standardized set of valuation methodologies that take into account future projected cash flows, market based multiples as well as asset values. Valuations involve both quantitative and qualitative considerations and professional judgments concerning differences in financial and operating characteristics in addition to other factors that may impact values over time (Level 3).

The value of business equipment is based on an outside appraisal, if deemed significant, or the net book value on the applicable borrower financial statements.  Likewise, values for inventory and accounts receivable collateral are based on borrower financial statement balances or aging reports on a discounted basis as appropriate (Level 3).

The fair value of collateral dependent loans is measured at fair value on a nonrecurring basis.  Any fair value adjustments are recorded in the period incurred as provision for credit losses on the Consolidated Statements of Income.

Mortgage servicing rights. Mortgage servicing rights are evaluated for impairment based upon the fair value of the rights as compared to the carrying amount. If the carrying amount of the servicing asset exceeds fair value, impairment is recorded so that the servicing asset is carried at fair value. Fair value is determined based on a valuation model that calculates the present value of estimated future net servicing income. At December 31, 2025 and 2024, the fair value of MSR was $33.7 million and $29.8 million, respectively. The valuation model utilizes a discount rate of 11.66% and 11.52% for 2025 and 2024, respectively, weighted average prepayment speeds of 6.49% and 5.96% for 2025 and 2024, respectively, and other economic factors that market participants would use in estimating future net servicing income and that can be validated against available market data.

The financial assets and liabilities measured at fair value on a recurring basis in the consolidated financial statements, were as follows:

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2025
Assets
Investment securities available-for-sale	$95	$3,926,021	$45,816	$3,971,932
Loans held for sale	0	16,953	0	16,953
Interest rate derivative contracts	0	69,481	0	69,481
Foreign exchange derivative contracts	0	322,172	0	322,172
Interest rate collars and floors	0	708	0	708
Commodities contracts	0	1,578	0	1,578
Total	$95	$4,336,913	$45,816	$4,382,824

Liabilities
Interest rate derivative contracts	$0	$69,570	$0	$69,570
Foreign exchange derivative contracts	0	322,172	0	322,172
Interest rate collars and floors	0	0	0	0
Commodities contracts	0	2,078	0	2,078
Total	$0	$393,820	$0	$393,820

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2024
Assets
Investment securities available-for-sale	$91	$3,139,503	$44,182	$3,183,776
Loans held for sale	0	13,181	0	13,181
Interest rate derivative contracts	0	102,152	0	102,152
Foreign exchange derivative contracts	0	294,418	0	294,418
Interest rate collars and floors	0	387	0	387
Commodities contracts	0	158	0	158
Total	$91	$3,549,799	$44,182	$3,594,072

Liabilities
Interest rate derivative contracts	$0	$102,265	$0	$102,265
Foreign exchange derivative contracts	0	294,418	0	294,418
Interest rate collars and floors	0	619	0	619
Commodities contracts	0	158	0	158
Total	$0	$397,460	$0	$397,460

The following table presents a reconciliation for certain AFS securities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2025, 2024 and 2023.

(dollars in thousands)	December 31, 2025	December 31, 2024	December 31, 2023
Beginning balance	$44,182	$32,945	$35,857
Accretion (amortization)	(4,808)	(93)	(104)
Increase (decrease) in fair value	3,752	(865)	(99)
Purchases (settlements)	(8,125)	(4,977)	(2,709)
Transfers into level 3	10,815	17,172	0
Ending balance	$45,816	$44,182	$32,945

Two securities with a fair value of $10.8 million as of December 31, 2025, as well as four commercial mortgage-backed securities with a fair value of $17.2 million as of December 31, 2024, were transferred from level 2 to level 3 due to credit deterioration and a lack of observable market data for these investments due to a decrease in market activity for these securities. The Company's valuations were supported by an analysis prepared by an independent third party and approved by management. The approach to determining fair value involved several steps which included: 1) detailed collateral analysis; 2) collateral performance projections and 3) discounted cash flow modeling.

Certain financial assets and liabilities are measured at fair value on a nonrecurring basis.  Adjustments to the fair value of these assets usually result from the application of fair value accounting or write-downs of individual assets.  The following table summarizes financial assets and liabilities measured at fair value on a nonrecurring basis:

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2025
Assets
Collateral dependent loans
Commercial & industrial	$0	$0	$8,517
Lease financing	0	0	2,499
Commercial real estate	0	0	11,020

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2024
Assets
Collateral dependent loans
Commercial & industrial	$0	$0	$793
Leasing	0	0	1,012